CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Of Cash Flows [Line Items]
Net income	$ 460,825	$ 672,413
Operating activities
Mine restoration provisions settled (Note 11)	(343)	(425)
Non-cash charges, net (Note 17)	369,556	198,058
Changes in non-cash working capital (Note 17)	(104,615)	86,777
Changes in long-term value added tax receivables	(1,310)	(6,178)
Cash provided by operating activities	724,113	950,645
Financing activities
Revolving credit facility, drawdowns net of transaction costs (Note 10)	(3,368)	250,000
Repayment of revolving credit facility (Note 10)	0	(450,000)
Equipment loan facilities, drawdowns net of transaction costs (Note 10)		292,065
Interest and commitment fees paid	(6,232)	(12,451)
Cash proceeds from stock option exercises (Note 12)	6,435	46,152
Dividends paid (Note 12)	(168,372)	(115,266)
Distributions to non-controlling interests (Note 13)	(36,187)	(9,206)
Loan repayments from non-controlling interests (Note 13)	5,312	0
Principal payments on lease arrangements (Note 10)	(3,889)	(3,637)
Changes in restricted cash accounts	870	2,572
Cash used by financing activities	(234,228)	(278,865)
Investing activities
Cash proceeds from sale of mineral properties, net of transaction costs (Note 8)	31,684	24,525
Purchase of common shares of associate (Note 8)	(5,945)	0
Funding of reclamation accounts	(8,009)	(11,575)
Other	(1,688)	1,667
Cash used by investing activities	(286,277)	(337,956)
Increase in cash and cash equivalents	203,608	333,824
Effect of exchange rate changes on cash and cash equivalents	(10,294)	5,265
Cash and cash equivalents, beginning of year	479,685	140,596
Cash and cash equivalents, end of year	672,999	479,685
Equipment loans/finance lease obligations:
Financing activities
Equipment loan facilities, drawdowns net of transaction costs (Note 10)	0	41,416
Repayment of equipment loan facilities (Note 10)	(28,797)	(28,445)
Gramalote Property
Investing activities
Expenditures on mining interests	(23,887)	(19,498)
Other
Investing activities
Expenditures on mining interests	(56,116)	(48,182)
Mining property | Fekola Mine
Investing activities
Expenditures on mining interests	(110,637)	(184,037)
Mining property | Masbate Mine
Investing activities
Expenditures on mining interests	(30,743)	(34,041)
Mining property | Otjikoto Mine
Investing activities
Expenditures on mining interests	$ (80,936)	$ (66,815)